Label	Element	Value
Innovator Equity Defined Protection ETF® - 2 Yr to July 2027 | SPDR S&P 500 ETF Trust, Expiration: 06/30/2027; Exercise Price: $11.12 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	105.90%
Innovator Equity Defined Protection ETF® - 2 Yr to July 2027 | SPDR S&P 500 ETF Trust, Expiration: 06/30/2027; Exercise Price: $617.85 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.20%
Innovator Equity Defined Protection ETF® - 2 Yr to July 2027 | SPDR S&P 500 ETF Trust, Expiration: 06/30/2027; Exercise Price: $701.94 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(11.20%)